CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Start-up training business	Gaokao re-take business	Ordinary shares	Additional paid-in capital	Additional paid-in capital Start-up training business	Additional paid-in capital Gaokao re-take business	Accumulated other comprehensive income	Cumulative deficits	Total China Distance Education Holding Limited shareholders' equity	Total China Distance Education Holding Limited shareholders' equity Start-up training business	Total China Distance Education Holding Limited shareholders' equity Gaokao re-take business	Noncontrolling interest	Noncontrolling interest Start-up training business	Noncontrolling interest Gaokao re-take business	Total Comprehensive income
Beginning Balance at Sep. 30, 2008	$ 72,750			$ 14	$ 76,811			$ 1,717	$ (5,792)	$ 72,750
Beginning Balance (in shares) at Sep. 30, 2008				141,897,737
Net income (loss) for the year	1,106								1,188	1,188			(82)			1,106
Foreign currency translation adjustments	(17)							(15)		(15)			(2)			(17)
Comprehensive Income (loss) net of tax																1,089
Repurchase of ordinary shares (Shares)				(3,163,600)
Repurchase of ordinary shares	(3,960)				(3,960)					(3,960)
Options exercised (in shares)				31,548
Options exercised	26				26					26
Stock-based compensation expense - stock options (Note 23)	3,920				3,920					3,920
Noncontrolling interest arising from acquisition		2,110	937											2,110	937
Ending Balance at Sep. 30, 2009	76,872			14	76,797			1,702	(4,604)	73,909			2,963
Ending Balance (in shares) at Sep. 30, 2009				138,765,685
Net income (loss) for the year	(2,842)								(1,898)	(1,898)			(944)			(2,842)
Foreign currency translation adjustments	715							697		697			18			715
Comprehensive Income (loss) net of tax																(2,127)
Repurchase of ordinary shares (Shares)				(1,909,600)
Repurchase of ordinary shares	(2,172)				(2,172)					(2,172)
Options exercised (in shares)				76,764
Options exercised	63				63					63
Stock-based compensation expense - stock options (Note 23)	4,387				4,387					4,387
Ending Balance at Sep. 30, 2010	77,023			14	79,075			2,399	(6,502)	74,986			2,037
Ending Balance (in shares) at Sep. 30, 2010				136,932,849
Net income (loss) for the year	(4,105)								(3,802)	(3,802)			(303)			(4,105)
Foreign currency translation adjustments	1,855							1,822		1,822			33			1,855
Comprehensive Income (loss) net of tax																(2,250)
Repurchase of ordinary shares (Shares)				(9,223,188)
Repurchase of ordinary shares	(8,138)			(1)	(8,137)					(8,138)
Options exercised (in shares)				91,012
Options exercised	75				75					75
Stock-based compensation expense - stock options (Note 23)	6,024				6,024					6,024
Noncontrolling interest arising from acquisition						856	911				856	911		(856)	(911)
Ending Balance at Sep. 30, 2011	$ 72,734			$ 13	$ 78,804			$ 4,221	$ (10,304)	$ 72,734
Ending Balance (in shares) at Sep. 30, 2011				127,800,673